BUSINESS COMBINATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating lease assets	$ 101,588	$ 0
Acquisition of 2Lab3 [Member]
Equity instrument	7,081,250
Subtotal	7,081,250
Cash	555
Intangible asset -proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	1,897,214
Fair value of non-controlling interests	0
Goodwill	5,184,036
Acquisition of BW [Member]
Cash consideration	22,440,000
Subtotal	22,440,000
Cash	152,456
Current assets other than cash	665,180
Property, plant and equipment, net	24,856
Intangible asset - customer relationships	10,751,426
Operating lease assets	101,588
Current liabilities	(2,010,410)
Total identifiable net assets	9,685,096
Fair value of non-controlling interests	4,745,697
Goodwill	$ 17,500,601